Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	VALUED ADVISERS TRUST
Central Index Key	0001437249
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013

Sound Mind Investing Fund
FUND SUMMARY – SOUND MIND INVESTING FUND
Investment Objective
The investment objective of the Sound Mind Investing Fund (the “SMI Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sound Mind Investing Fund
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00%
Fee for Redemptions Paid by Wire	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sound Mind Investing Fund
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.14%
Acquired Fund Fees and Expenses	[1]	0.99%
Total Annual Fund Operating Expenses	[2]	2.13%
[1]	The Fund began operations as a separate portfolio of Unified Series Trust (the "Predecessor Fund"). On February 28, 2013, the Predecessor Fund was reorganized as a new portfolio of Valued Advisers Trust. Acquired Fund Fees and Expenses are based on amounts incurred by the Predecessor Fund. "Other Expenses" have been restated to reflect the current expense structure of the Fund.
[2]	SMI Advisory Services, LLC (the "Adviser") contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 1.50% of the Fund's average daily net assets through February 28, 2014. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees. The Adviser is also entitled to recoupment related to fees waived and/or expenses reimbursed with respect to the Predecessor Fund.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Sound Mind Investing Fund	216	667	1,144	2,462

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 187.39% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing in a diversified portfolio of other investment companies using a "fund upgrading" strategy. A fund upgrading strategy is a systematic investment approach that is based on the belief of the Fund's adviser, SMI Advisory Services, LLC, that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Adviser to be most attractive at the time of analysis. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria.

The Fund primarily invests in open-end equity mutual funds and exchange-traded funds ("ETFs") using its fund upgrading strategy. These underlying funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions.

The Fund indirectly will bear its proportionate share of all management fees and other expenses of the underlying funds in which it invests. Therefore, the Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Fund's assets among the various underlying funds in which it invests.

The Fund typically purchases underlying funds that do not charge a sales load, or that waive the sales load (typically referred to as "no-load" or "load-waived" funds) in order to accommodate the Adviser's strategy of buying and selling mutual funds as often as conditions dictate. However, the Fund is not precluded from investing in underlying mutual funds with sales-related expenses, including redemption fees and/or 12b-1 fees. Shareholders may incur expenses associated with capital gains distributions by the Fund and its underlying funds, and they also may incur increased transaction costs as a result of the Fund's high portfolio turnover rate and/or because of high portfolio turnover rates in the underlying funds. The Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs. When selecting underlying funds for investment, the Fund will not be precluded from investing in an underlying fund with a higher than average expense ratio.

The Fund is independent from any of the underlying funds in which it invests and it has no voice in or control over the investment strategies, policies or decisions of the underlying funds. The Fund's only option is to liquidate its investment in an underlying fund in the event of dissatisfaction with the fund. An underlying fund may limit the Fund's ability to sell its shares of the underlying fund at certain times. In these cases, such investments will be considered illiquid. The Fund may invest in underlying funds to the maximum extent permitted by the Investment Company Act of 1940 (the "1940 Act") and SEC exemptive orders from the 1940 Act. This means that the Fund may invest a substantial portion of its assets in a single underlying fund, or the Fund may own a substantial portion of the outstanding shares of an underlying fund.

The Fund may hold short-term cash instruments including repurchase agreements, short-term debt instruments, and money market funds, pending selection of underlying funds that meet the Adviser's investment criteria. The Adviser is under common control with the publisher of the Sound Mind Investing Newsletter (the "Newsletter"), a monthly financial publication that recommends a fund upgrading strategy similar to the strategy utilized by the Fund. Although mutual funds purchased by the Fund generally will be highly ranked in the Newsletter, the Fund may also invest in funds not included in the Newsletter, including funds not available to the general public but available only to institutional investors.
Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund. Insofar as the Fund invests in ETFs and other investment companies, such ETFs and other investment companies may be directly subject to the risks described in this section of the prospectus.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Adviser's investment approach may fail to produce the intended results. If the Adviser's perception of a company's worth is not realized in the expected time frame, the Fund's overall performance may suffer.

Other Investment Company Securities Risks. When the Fund invests in another mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF's shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Style Risk. The Fund may invest in underlying funds that use growth- and/or value-oriented investing styles, or other styles. If the underlying fund's portfolio manager incorrectly assesses the growth potential of companies in which the fund invests, the securities purchased may not perform as expected, reducing the underlying fund's return and ultimately reducing the Fund's return, or causing it to lose money on the investment. With respect to underlying value funds, the market may not agree with a value manager's determination that the fund's portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the Adviser believes are their full value. They may even decrease in value.

Small- and Mid-Cap Risk. To the extent the Fund invests in other investment companies that invest in small- and mid-cap companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual mutual fund or ETF can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

Portfolio Turnover Risk. The Fund's investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying funds in the Fund's portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that underlying funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. Underlying funds in the Fund's portfolio may invest in fixed income securities, including high-yield debt securities (junk bonds), which are subject to a number of risks. For example, the issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. To the extent that the Fund invests in an underlying fund that invests in junk bonds and unrated securities of similar credit quality, the Fund may be subject to increased levels of interest rate and credit risk. Junk bonds are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

High-Yield Securities ("Junk Bond") Risk. To the extent that the Fund invests in other investment companies that invest in high-yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund or an underlying fund may lose its entire investment, which will affect the Fund's return.

Industry or Sector Focus Risk. To the extent that underlying funds in which the Fund invests focus their investments in a particular industry or sector, the Fund's shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Non-Diversification Risk. Underlying funds in which the Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the underlying fund may invest in the securities of a single issuer. Therefore, the value of the underlying fund's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. Because the Fund does not consider underlying funds' policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of two broad-based securities market indices. The Fund began operations on December 2, 2005 as a separate series of the Unified Series Trust (the “Predecessor Fund”). On February 28, 2013, the Predecessor Fund was reorganized as a new series of the Valued Advisers Trust. The performance shown below is for the Predecessor Fund. This information provides some indication of the risks of investing in the Fund. Past performance of the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 3rd Quarter, 2009, 18.57% Worst Quarter: 4th Quarter, 2008, -21.37%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012)
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Sound Mind Investing Fund	10.51%	(0.22%)	3.85%	Dec 2, 2005
Sound Mind Investing Fund Return After Taxes on Distributions	9.80%	(0.36%)	3.54%	Dec 2, 2005
Sound Mind Investing Fund Return After Taxes on Distributions and Sale of Fund Shares	7.76%	(0.19%)	3.32%	Dec 2, 2005
Sound Mind Investing Fund S&P 500 Index (reflects no deductions for fees, expenses and taxes)	16.00%	1.66%	3.90%	Dec 2, 2005
Sound Mind Investing Fund Wilshire 5000 Index (reflects no deductions for fees, expenses and taxes)	16.05%	2.03%	4.18%	Dec 2, 2005

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Sound Mind Investing Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – SOUND MIND INVESTING FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Sound Mind Investing Fund (the “SMI Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 187.39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.39%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been restated to reflect the current expense structure of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing in a diversified portfolio of other investment companies using a "fund upgrading" strategy. A fund upgrading strategy is a systematic investment approach that is based on the belief of the Fund's adviser, SMI Advisory Services, LLC, that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Adviser to be most attractive at the time of analysis. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria.

The Fund primarily invests in open-end equity mutual funds and exchange-traded funds ("ETFs") using its fund upgrading strategy. These underlying funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions.

The Fund indirectly will bear its proportionate share of all management fees and other expenses of the underlying funds in which it invests. Therefore, the Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Fund's assets among the various underlying funds in which it invests.

The Fund typically purchases underlying funds that do not charge a sales load, or that waive the sales load (typically referred to as "no-load" or "load-waived" funds) in order to accommodate the Adviser's strategy of buying and selling mutual funds as often as conditions dictate. However, the Fund is not precluded from investing in underlying mutual funds with sales-related expenses, including redemption fees and/or 12b-1 fees. Shareholders may incur expenses associated with capital gains distributions by the Fund and its underlying funds, and they also may incur increased transaction costs as a result of the Fund's high portfolio turnover rate and/or because of high portfolio turnover rates in the underlying funds. The Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs. When selecting underlying funds for investment, the Fund will not be precluded from investing in an underlying fund with a higher than average expense ratio.

The Fund is independent from any of the underlying funds in which it invests and it has no voice in or control over the investment strategies, policies or decisions of the underlying funds. The Fund's only option is to liquidate its investment in an underlying fund in the event of dissatisfaction with the fund. An underlying fund may limit the Fund's ability to sell its shares of the underlying fund at certain times. In these cases, such investments will be considered illiquid. The Fund may invest in underlying funds to the maximum extent permitted by the Investment Company Act of 1940 (the "1940 Act") and SEC exemptive orders from the 1940 Act. This means that the Fund may invest a substantial portion of its assets in a single underlying fund, or the Fund may own a substantial portion of the outstanding shares of an underlying fund.

		The Fund may hold short-term cash instruments including repurchase agreements, short-term debt instruments, and money market funds, pending selection of underlying funds that meet the Adviser's investment criteria. The Adviser is under common control with the publisher of the Sound Mind Investing Newsletter (the "Newsletter"), a monthly financial publication that recommends a fund upgrading strategy similar to the strategy utilized by the Fund. Although mutual funds purchased by the Fund generally will be highly ranked in the Newsletter, the Fund may also invest in funds not included in the Newsletter, including funds not available to the general public but available only to institutional investors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund. Insofar as the Fund invests in ETFs and other investment companies, such ETFs and other investment companies may be directly subject to the risks described in this section of the prospectus.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Adviser's investment approach may fail to produce the intended results. If the Adviser's perception of a company's worth is not realized in the expected time frame, the Fund's overall performance may suffer.

Other Investment Company Securities Risks. When the Fund invests in another mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF's shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Style Risk. The Fund may invest in underlying funds that use growth- and/or value-oriented investing styles, or other styles. If the underlying fund's portfolio manager incorrectly assesses the growth potential of companies in which the fund invests, the securities purchased may not perform as expected, reducing the underlying fund's return and ultimately reducing the Fund's return, or causing it to lose money on the investment. With respect to underlying value funds, the market may not agree with a value manager's determination that the fund's portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the Adviser believes are their full value. They may even decrease in value.

Small- and Mid-Cap Risk. To the extent the Fund invests in other investment companies that invest in small- and mid-cap companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual mutual fund or ETF can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

Portfolio Turnover Risk. The Fund's investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying funds in the Fund's portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that underlying funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. Underlying funds in the Fund's portfolio may invest in fixed income securities, including high-yield debt securities (junk bonds), which are subject to a number of risks. For example, the issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. To the extent that the Fund invests in an underlying fund that invests in junk bonds and unrated securities of similar credit quality, the Fund may be subject to increased levels of interest rate and credit risk. Junk bonds are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

High-Yield Securities ("Junk Bond") Risk. To the extent that the Fund invests in other investment companies that invest in high-yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund or an underlying fund may lose its entire investment, which will affect the Fund's return.

Industry or Sector Focus Risk. To the extent that underlying funds in which the Fund invests focus their investments in a particular industry or sector, the Fund's shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Non-Diversification Risk. Underlying funds in which the Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the underlying fund may invest in the securities of a single issuer. Therefore, the value of the underlying fund's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

		Market Timing Risk. Because the Fund does not consider underlying funds' policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Underlying funds in which the Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the underlying fund may invest in the securities of a single issuer. Therefore, the value of the underlying fund's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of two broad-based securities market indices. The Fund began operations on December 2, 2005 as a separate series of the Unified Series Trust (the “Predecessor Fund”). On February 28, 2013, the Predecessor Fund was reorganized as a new series of the Valued Advisers Trust. The performance shown below is for the Predecessor Fund. This information provides some indication of the risks of investing in the Fund. Past performance of the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of two broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 764-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.smifund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 3rd Quarter, 2009, 18.57% Worst Quarter: 4th Quarter, 2008, -21.37%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

		Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.
Sound Mind Investing Fund | Sound Mind Investing Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Fee for Redemptions Paid by Wire	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%	[2]
1 year	rr_ExpenseExampleYear01	216
3 years	rr_ExpenseExampleYear03	667
5 years	rr_ExpenseExampleYear05	1,144
10 years	rr_ExpenseExampleYear10	2,462
2006	rr_AnnualReturn2006	14.19%
2007	rr_AnnualReturn2007	15.70%
2008	rr_AnnualReturn2008	(39.08%)
2009	rr_AnnualReturn2009	33.33%
2010	rr_AnnualReturn2010	18.75%
2011	rr_AnnualReturn2011	(7.24%)
2012	rr_AnnualReturn2012	10.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.37%)
1 Year	rr_AverageAnnualReturnYear01	10.51%
5 Years	rr_AverageAnnualReturnYear05	(0.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
Sound Mind Investing Fund | Return After Taxes on Distributions | Sound Mind Investing Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.80%
5 Years	rr_AverageAnnualReturnYear05	(0.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
Sound Mind Investing Fund | Return After Taxes on Distributions and Sale of Fund Shares | Sound Mind Investing Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.76%
5 Years	rr_AverageAnnualReturnYear05	(0.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
Sound Mind Investing Fund | S&P 500 Index (reflects no deductions for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
Sound Mind Investing Fund | Wilshire 5000 Index (reflects no deductions for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.05%
5 Years	rr_AverageAnnualReturnYear05	2.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005

[1]	The Fund began operations as a separate portfolio of Unified Series Trust (the "Predecessor Fund"). On February 28, 2013, the Predecessor Fund was reorganized as a new portfolio of Valued Advisers Trust. Acquired Fund Fees and Expenses are based on amounts incurred by the Predecessor Fund. "Other Expenses" have been restated to reflect the current expense structure of the Fund.
[2]	SMI Advisory Services, LLC (the "Adviser") contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 1.50% of the Fund's average daily net assets through February 28, 2014. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees. The Adviser is also entitled to recoupment related to fees waived and/or expenses reimbursed with respect to the Predecessor Fund.

Sound Mind Investing Balanced Fund
SUMMARY SECTION – SOUND MIND INVESTING BALANCED FUND
Investment Objective
The Sound Mind Investing Balanced Fund (the “Sound Mind Investing Balanced Fund”) seeks total return. Total return is composed of both income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sound Mind Investing Balanced Fund
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00%
Fee for Redemptions Paid by Wire	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sound Mind Investing Balanced Fund
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.54%
Acquired Fund Fees and Expenses	[1]	0.63%
Total Annual Fund Operating Expenses		2.07%
Fee Waiver/Expense Reimbursement	[2]	(0.29%)
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement		1.78%
[1]	The Fund began operations as a separate portfolio of Unified Series Trust (the "Predecessor Fund"). On February 28, 2013, the Predecessor Fund was reorganized as a new portfolio of Valued Advisers Trust. Acquired Fund Fees and Expenses are based on amounts incurred by the Predecessor Fund. "Other Expenses" have been restated to reflect the current expense structure of the Fund.
[2]	The Adviser contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 1.15% of the Fund's average daily net assets through February 28, 2014. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees. The Adviser is also entitled to recoupment related to fees waived and/or expenses reimbursed with respect to the Predecessor Fund.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Sound Mind Investing Balanced Fund	181	621	1,087	2,377

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 349.33% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a diversified portfolio of equities and fixed income securities. The Adviser determines how the Fund's assets will be allocated between equity and fixed income securities. Under normal circumstances the Fund will target an approximate mix of 60% equity securities and 40% fixed income securities. The Adviser periodically rebalances the Fund's asset allocation in response to market conditions and to ensure an appropriate mix of elements in the Fund.

Description of Equity Portfolio. The Fund seeks to achieve its objective of capital appreciation by investing approximately 60% (not less than 45% or more than 75%) in a diversified portfolio of other investment companies that invest primarily in equity securities using a "fund upgrading" strategy. The Fund's Adviser, SMI Advisory Services, LLC, begins by sorting over 1,000 open- end equity mutual funds and exchange-traded funds ("ETFs") into asset classes, then ranks the funds within each category based primarily on its analysis of the funds' total returns for the most recent three, six and twelve months and, secondarily, on factors such as asset level and flows, management styles and experience, redemption policies and fees, and historical volatility. The Fund typically purchases shares of highly ranked funds in each category. On an ongoing basis, the Adviser monitors the performance of a wide universe of funds, and upgrades the Fund's portfolio by moving assets into those funds deemed by the Adviser to be most attractive (at the time of analysis) based on the factors described above. This upgrading process is designed to invest the Fund's assets in underlying funds that demonstrate superior current performance relative to their peers, as determined by the Adviser using its proprietary performance model and screening process. Equity securities in which the Fund may invest include open-end mutual funds and exchange-traded funds that invest primarily in equity securities. These underlying funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-risk debt securities (junk bonds), and they may engage in derivative transactions. The Fund's investment strategy involves active trading, which results in a high portfolio turnover rate.

Description of Fixed Income Portfolio. Under normal market conditions, the Fund will invest approximately 40% (not less than 25% or more than 55%) of its assets, determined at the time of purchase, in fixed income securities and derivatives.

The fixed income portion of the Fund's portfolio is managed by Scout Investments, Inc. through its REAMs Asset Management division ("Subadviser") who attempts to maximize total return over a long-term horizon through opportunistic investing in a diversified portfolio of fixed income securities of any duration, such as short-term fixed income securities, U.S. government securities, corporate debt securities, mortgage-backed and other asset-backed securities, repurchase agreements, obligations of foreign governments or their subdivisions, agencies and instrumentalities, credit default swaps and credit default swap index products. These securities will primarily be investment grade, however, the Fund may invest up to 15% of its assets in below investment grade securities, typically known as junk bonds. The Subadviser's fixed income selection process combines top-down interest rate management with bottom-up bond selection using internal research and scenario analysis, focusing on issues the Subadviser believes are undervalued. The Subadviser first establishes the fixed income portfolio's duration, typically between two and seven years, based on market conditions then screens issues and identifies which bonds the Subadviser believes will perform the best under the most likely scenario, considering factors such as sector exposures, the Subadviser's outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The Subadviser selects fixed income securities for the Fund's portfolio based primarily on valuation. The Subadviser constantly monitors the expected returns of the securities in the Fund versus those available in the market that the Subadviser is considering for purchase. The Subadviser will replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. The Fund may buy or sell credit default swap (CDX) contracts. The Fund also may enter into CDX agreements as a buyer or seller, which may include both single name CDX agreements and CDX index products. When the Fund writes CDX contracts, it will segregate cash or liquid securities in an amount equal to the notional value of such contracts. The Fund may enter into single name CDX agreements to gain exposure to a particular company when it is more economically attractive to do so rather than purchasing traditional bonds. CDX index products and options thereon allow the Fund to gain broad market exposure but with less company-specific risk than single name CDX agreements.
Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund. Insofar as the Fund invests in ETFs and other investment companies, such ETFs and other investment companies may be directly subject to the risks described in this section of the prospectus.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser's or the Subadviser's investment approach may fail to produce the intended results. If the Adviser's or Subadviser's perception of a security's worth is not realized in the expected time frame, the Fund's overall performance may suffer.

Other Investment Company Securities Risks. When the Fund invests in other mutual funds and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs are subject to additional risks such as the fact that its shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Fixed Income Securities Risk. The Fund's portfolio may be invested in fixed income securities, including high-yield debt securities (junk bonds). While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.
Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.
Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.
Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund's income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.
Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
Prepayment Risk. The Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.
Income Risk. The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.
High-Yield Securities ("Junk Bond") Risk. To the extent that the Fund invests in high-yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund or an underlying fund may lose its entire investment, which will affect the Fund's return.

Portfolio Turnover Risk. The Fund's investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.

Foreign Securities Risk. The Fund may invest directly or through underlying funds in foreign securities, which are subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. These risks may be heightened in connection with investments in emerging or developing countries.

Mortgage-Backed and Asset-Backed Securities Risk. Movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Credit Default Swaps Product Risk. Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Market Timing Risk. Because the Fund does not consider underlying funds' policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.

Small- and Mid-Cap Stock Risk. Small- and mid-cap company stocks in which underlying funds may invest tend to be more volatile and less liquid than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

Style Risk. The particular style or styles used primarily by the advisers of underlying funds in which the Fund invests may not produce the best results and may increase the volatility of the Fund's share price.

Volatility Risk. The value of the Fund's investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Industry or Sector Focus Risk. To the extent that underlying funds in which the Fund invests focus their investments in a particular industry or sector, the Fund's shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. With respect to the Equity Portfolio of the Fund, underlying funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency's opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below compares the Fund’s average annual total return to those of certain broad-based securities indices and a custom benchmark comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond© Index. The Fund began operations on December 29, 2010 as a separate series of the Unified Series Trust (the “Predecessor Fund”). On February 28, 2013, the Predecessor Fund was reorganized as a new series of the Valued Advisers Trust. The performance shown below is for the Predecessor Fund. This information provides some indication of the risks of investing in the Fund. Past performance of the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 1st Quarter, 2012, 6.83% Worst Quarter: 3rd Quarter, 2011, -11.21%
AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2012)
Average Annual Total Returns		1 Year	Since Inception	Inception Date
Sound Mind Investing Balanced Fund		9.05%	2.92%	Dec 30, 2010
Sound Mind Investing Balanced Fund Return After Taxes on Distributions		8.67%	2.70%	Dec 30, 2010
Sound Mind Investing Balanced Fund Return After Taxes on Distributions and Sale of Fund Shares		6.21%	2.45%	Dec 30, 2010
Sound Mind Investing Balanced Fund S&P 500 Index (reflects no deductions for fees, expenses and taxes)		16.00%	8.72%	Dec 30, 2010
Sound Mind Investing Balanced Fund Wilshire 5000�� Total Market Index (reflects no deductions for fees, expenses and taxes)	[1]	16.05%	8.11%	Dec 30, 2010
Sound Mind Investing Balanced Fund Barclay's Capital U.S. Aggregate Bond�� Index (reflects no deductions for fees, expenses and taxes)		4.22%	6.13%	Dec 30, 2010
Sound Mind Investing Balanced Fund Weighted Index (Weighted Index (60% of the Wilshire 5000�� Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond�� Index)) (reflects no deductions for fees, expenses and taxes)		11.34%	7.59%	Dec 30, 2010
[1]	The Fund has historically used the S&P 500 Index to measure its relative performance. Effective February 28, 2014, the Fund will use the Wilshire 5000�� Total Market Index to measure its performance. The Fund's Adviser feels that the Wilshire 5000�� Total Market Index is more reflective than the S&P 500 Index of the broader securities market in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Sound Mind Investing Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – SOUND MIND INVESTING BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sound Mind Investing Balanced Fund (the “Sound Mind Investing Balanced Fund”) seeks total return. Total return is composed of both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 349.33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	349.33%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been restated to reflect the current expense structure of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a diversified portfolio of equities and fixed income securities. The Adviser determines how the Fund's assets will be allocated between equity and fixed income securities. Under normal circumstances the Fund will target an approximate mix of 60% equity securities and 40% fixed income securities. The Adviser periodically rebalances the Fund's asset allocation in response to market conditions and to ensure an appropriate mix of elements in the Fund.

Description of Equity Portfolio. The Fund seeks to achieve its objective of capital appreciation by investing approximately 60% (not less than 45% or more than 75%) in a diversified portfolio of other investment companies that invest primarily in equity securities using a "fund upgrading" strategy. The Fund's Adviser, SMI Advisory Services, LLC, begins by sorting over 1,000 open- end equity mutual funds and exchange-traded funds ("ETFs") into asset classes, then ranks the funds within each category based primarily on its analysis of the funds' total returns for the most recent three, six and twelve months and, secondarily, on factors such as asset level and flows, management styles and experience, redemption policies and fees, and historical volatility. The Fund typically purchases shares of highly ranked funds in each category. On an ongoing basis, the Adviser monitors the performance of a wide universe of funds, and upgrades the Fund's portfolio by moving assets into those funds deemed by the Adviser to be most attractive (at the time of analysis) based on the factors described above. This upgrading process is designed to invest the Fund's assets in underlying funds that demonstrate superior current performance relative to their peers, as determined by the Adviser using its proprietary performance model and screening process. Equity securities in which the Fund may invest include open-end mutual funds and exchange-traded funds that invest primarily in equity securities. These underlying funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-risk debt securities (junk bonds), and they may engage in derivative transactions. The Fund's investment strategy involves active trading, which results in a high portfolio turnover rate.

Description of Fixed Income Portfolio. Under normal market conditions, the Fund will invest approximately 40% (not less than 25% or more than 55%) of its assets, determined at the time of purchase, in fixed income securities and derivatives.

		The fixed income portion of the Fund's portfolio is managed by Scout Investments, Inc. through its REAMs Asset Management division ("Subadviser") who attempts to maximize total return over a long-term horizon through opportunistic investing in a diversified portfolio of fixed income securities of any duration, such as short-term fixed income securities, U.S. government securities, corporate debt securities, mortgage-backed and other asset-backed securities, repurchase agreements, obligations of foreign governments or their subdivisions, agencies and instrumentalities, credit default swaps and credit default swap index products. These securities will primarily be investment grade, however, the Fund may invest up to 15% of its assets in below investment grade securities, typically known as junk bonds. The Subadviser's fixed income selection process combines top-down interest rate management with bottom-up bond selection using internal research and scenario analysis, focusing on issues the Subadviser believes are undervalued. The Subadviser first establishes the fixed income portfolio's duration, typically between two and seven years, based on market conditions then screens issues and identifies which bonds the Subadviser believes will perform the best under the most likely scenario, considering factors such as sector exposures, the Subadviser's outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The Subadviser selects fixed income securities for the Fund's portfolio based primarily on valuation. The Subadviser constantly monitors the expected returns of the securities in the Fund versus those available in the market that the Subadviser is considering for purchase. The Subadviser will replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. The Fund may buy or sell credit default swap (CDX) contracts. The Fund also may enter into CDX agreements as a buyer or seller, which may include both single name CDX agreements and CDX index products. When the Fund writes CDX contracts, it will segregate cash or liquid securities in an amount equal to the notional value of such contracts. The Fund may enter into single name CDX agreements to gain exposure to a particular company when it is more economically attractive to do so rather than purchasing traditional bonds. CDX index products and options thereon allow the Fund to gain broad market exposure but with less company-specific risk than single name CDX agreements.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund. Insofar as the Fund invests in ETFs and other investment companies, such ETFs and other investment companies may be directly subject to the risks described in this section of the prospectus.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser's or the Subadviser's investment approach may fail to produce the intended results. If the Adviser's or Subadviser's perception of a security's worth is not realized in the expected time frame, the Fund's overall performance may suffer.

Other Investment Company Securities Risks. When the Fund invests in other mutual funds and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs are subject to additional risks such as the fact that its shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Fixed Income Securities Risk. The Fund's portfolio may be invested in fixed income securities, including high-yield debt securities (junk bonds). While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.
Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.
Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.
Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund's income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.
Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
Prepayment Risk. The Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.
Income Risk. The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.
High-Yield Securities ("Junk Bond") Risk. To the extent that the Fund invests in high-yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund or an underlying fund may lose its entire investment, which will affect the Fund's return.

Portfolio Turnover Risk. The Fund's investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.

Foreign Securities Risk. The Fund may invest directly or through underlying funds in foreign securities, which are subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. These risks may be heightened in connection with investments in emerging or developing countries.

Mortgage-Backed and Asset-Backed Securities Risk. Movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Credit Default Swaps Product Risk. Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Market Timing Risk. Because the Fund does not consider underlying funds' policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.

Small- and Mid-Cap Stock Risk. Small- and mid-cap company stocks in which underlying funds may invest tend to be more volatile and less liquid than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

Style Risk. The particular style or styles used primarily by the advisers of underlying funds in which the Fund invests may not produce the best results and may increase the volatility of the Fund's share price.

Volatility Risk. The value of the Fund's investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Industry or Sector Focus Risk. To the extent that underlying funds in which the Fund invests focus their investments in a particular industry or sector, the Fund's shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. With respect to the Equity Portfolio of the Fund, underlying funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

		Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency's opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below compares the Fund’s average annual total return to those of certain broad-based securities indices and a custom benchmark comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond© Index. The Fund began operations on December 29, 2010 as a separate series of the Unified Series Trust (the “Predecessor Fund”). On February 28, 2013, the Predecessor Fund was reorganized as a new series of the Valued Advisers Trust. The performance shown below is for the Predecessor Fund. This information provides some indication of the risks of investing in the Fund. Past performance of the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below compares the Fund’s average annual total return to those of certain broad-based securities indices and a custom benchmark comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond© Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 764-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.smifund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 1st Quarter, 2012, 6.83% Worst Quarter: 3rd Quarter, 2011, -11.21%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

		Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.
Sound Mind Investing Balanced Fund | Sound Mind Investing Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Fee for Redemptions Paid by Wire	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.78%
1 year	rr_ExpenseExampleYear01	181
3 years	rr_ExpenseExampleYear03	621
5 years	rr_ExpenseExampleYear05	1,087
10 years	rr_ExpenseExampleYear10	2,377
2011	rr_AnnualReturn2011	(2.85%)
2012	rr_AnnualReturn2012	9.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.21%)
1 Year	rr_AverageAnnualReturnYear01	9.05%
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010
Sound Mind Investing Balanced Fund | Return After Taxes on Distributions | Sound Mind Investing Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010
Sound Mind Investing Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Sound Mind Investing Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.21%
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010
Sound Mind Investing Balanced Fund | S&P 500 Index (reflects no deductions for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010
Sound Mind Investing Balanced Fund | Wilshire 5000�� Total Market Index (reflects no deductions for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.05%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.11%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010	[3]
Sound Mind Investing Balanced Fund | Barclay's Capital U.S. Aggregate Bond�� Index (reflects no deductions for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010
Sound Mind Investing Balanced Fund | Weighted Index (Weighted Index (60% of the Wilshire 5000�� Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond�� Index)) (reflects no deductions for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.34%
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010

[1]	The Fund began operations as a separate portfolio of Unified Series Trust (the "Predecessor Fund"). On February 28, 2013, the Predecessor Fund was reorganized as a new portfolio of Valued Advisers Trust. Acquired Fund Fees and Expenses are based on amounts incurred by the Predecessor Fund. "Other Expenses" have been restated to reflect the current expense structure of the Fund.
[2]	The Adviser contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 1.15% of the Fund's average daily net assets through February 28, 2014. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees. The Adviser is also entitled to recoupment related to fees waived and/or expenses reimbursed with respect to the Predecessor Fund.
[3]	The Fund has historically used the S&P 500 Index to measure its relative performance. Effective February 28, 2014, the Fund will use the Wilshire 5000�� Total Market Index to measure its performance. The Fund's Adviser feels that the Wilshire 5000�� Total Market Index is more reflective than the S&P 500 Index of the broader securities market in which the Fund invests.

SMI Dynamic Allocation Fund
SUMMARY SECTION – SMI DYNAMIC ALLOCATION FUND
Investment Objective
The SMI Dynamic Allocation Fund (the “SMI Dynamic Allocation Fund”) seeks total return. Total return is composed of both income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SMI Dynamic Allocation Fund
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00%
Fee for Redemptions Paid by Wire	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SMI Dynamic Allocation Fund
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.54%
Acquired Fund Fees and Expenses	[1]	0.45%
Total Annual Fund Operating Expenses		1.99%
Fee Waiver/Expense Reimbursement	[2]	(0.09%)
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement		1.90%
[1]	Estimated for first year of operations.
[2]	The Adviser contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 1.45% of the Fund's average daily net assets through February 28, 2014. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years
SMI Dynamic Allocation Fund	193	616

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance.
Principal Investment Strategies
The Fund uses a dynamic asset allocation investment strategy to achieve its investment objective. This is done by investing in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash. Markets experience times of inflation, deflation, economic growth and recession. The Fund’s adviser, SMI Advisory Services, LLC (the “Adviser”) believes great value can be added by adjusting portfolio exposure between the six asset classes as changes in market environments are identified. Generally, the Adviser will invest in each of the three “best” asset classes as determined by the Adviser. The factors considered in determining which asset classes are best at a particular point in time include, but are not limited to each class’s total returns for the most recent one, three, six, and twelve months, changes in those returns, asset flows, and historical volatility. The Adviser periodically rebalances the Fund’s asset allocation in response to market conditions as well as to balance the Fund’s exposure to the chosen asset classes. The Fund’s investment strategy involves active trading, which may result in a high portfolio turnover rate. The Fund obtains its exposure to the particular asset classes by investing in the instruments below:

U.S. Equities – Equity securities in which the Fund may invest include open-end mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that invest primarily in the equity securities of companies located in the United States. The underlying funds may invest in companies of any market capitalization. The Fund may also invest directly in such companies. The Fund may also utilize derivatives, such as investing in futures contracts.

International Equities – International equity securities in which the Fund may invest include open-end mutual funds and ETFs that invest primarily in the equity securities of companies located outside of the United States, including issuers located in emerging market countries. The underlying funds may invest in companies of any market capitalization. The Fund may also invest directly in such companies. The Fund may also utilize derivatives, such as investing in futures contracts.

Fixed Income Securities – Fixed Income Securities in which the Fund may invest include open-end mutual funds and ETFs that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). The underlying funds may invest in fixed income securities denominated in foreign currencies. The underlying funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements. The Fund may also invest in fixed income securities directly. The Fund may utilize Scout Investments, Inc. through its REAMs Asset Management division (“Subadviser”) when direct investment in fixed income securities are among the chosen assets.

To the extent the Fund utilizes the Subadviser to manage the fixed income allocation of the Fund’s overall assets, the Subadviser attempts to maximize total return over a long-term horizon through opportunistic investing in a diversified portfolio of fixed income securities of any duration, such as short-term fixed income securities, U.S. government securities, corporate debt securities, mortgage-backed and other asset-backed securities, repurchase agreements, obligations of foreign governments or their subdivisions, agencies and instrumentalities, credit default swaps and credit default swap index products. The Subadviser’s fixed income selection process combines top-down interest rate management with bottom-up bond selection using internal research and scenario analysis, focusing on issues the Subadviser believes are undervalued. The Subadviser first establishes the fixed income portfolio’s duration, typically between two and seven years, based on market conditions then screens issues and identifies which bonds the Subadviser believes will perform the best under the most likely scenario, considering factors such as sector exposures, the Subadviser’s outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The Subadviser selects fixed income securities for the Fund’s portfolio based primarily on valuation. The Subadviser constantly monitors the expected returns of the securities in the Fund versus those available in the market that the Subadviser is considering for purchase. The Subadviser will replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. The Fund may buy or sell credit default swap (CDX) contracts. The Fund also may enter into CDX agreements as a buyer or seller, which may include both single name CDX agreements and CDX index products. When the Fund writes CDX contracts, it will segregate cash or liquid securities in an amount equal to the notional value of such contracts. The Fund may enter into single name CDX agreements to gain exposure to a particular company when it is more economically attractive to do so rather than purchasing traditional bonds. CDX index products and options thereon allow the Fund to gain broad market exposure but with less company-specific risk than single name CDX agreements. The Sub-Adviser may utilize Treasury futures, which are derivative instruments that are based on U.S. Treasury bonds and notes and that allow investors to protect themselves against volatility in interest rates.

Real Estate – Real estate securities in which the Fund may invest include open-end mutual funds and ETFs that invest primarily in real estate securities. The Fund may also invest in real estate investment trusts (“REITs”).

Precious Metals – The Fund may invest in ETFs or other investment companies that invest primarily in precious metals. The Fund may also invest in ETFs or other investment companies that invest in mining and other precious metal related companies. The Fund may also invest in Publicly Traded Partnerships (PTPs) that invest in precious metals. PTPs are traded on stock exchanges or markets such as the New York Stock Exchange and NASDAQ. They are generally treated as “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders.

Cash (and cash equivalents) – The Fund will utilize Scout Investments, Inc. through its Reams Asset Management division (“Subadviser”) when direct investment in cash and cash equivalents are among the chosen assets. The Fund may hold short-term cash instruments including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds.

The Fund indirectly will bear its proportionate share of all management fees and other expenses of the underlying funds in which it invests. Therefore, the Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Fund’s assets among the various underlying funds in which the Fund invests.

For purposes of the Investment Company Act of 1940, the Fund will be considered non-diversified, which mean that its portfolio may be comprised of a smaller number of securities than a diversified mutual fund.
Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund. Insofar as the Fund invests in ETFs and other investment companies, such ETFs and other investment companies may be directly subject to the risks described in this section of the prospectus.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of a security’s worth is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Securities Risks. When the Fund invests in another mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fixed Income Securities Risk. To the extent the Fund invests directly or in other investment companies or ETFs that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.
Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.
High-Yield Securities (“Junk Bond”) Risk. To the extent ETFs or other investment companies in which the Fund invests invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund or an underlying fund may lose its entire investment, which will affect the Fund’s return.

Portfolio Turnover Risk. The Fund’s investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.

Foreign Securities Risk. The Fund may invest directly or through underlying funds in foreign securities, which are subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. These risks may be heightened in connection with investments in emerging or developing countries.

Real Estate Risk. The Fund may invest directly or through underlying funds in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Credit Default Swaps Product Risk. The Fund or the underlying funds may invest in credit default swaps and related instruments, such as credit default swap index products. Credit default swaps and related instruments may involve greater risks than if the Fund or underlying funds invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Mortgage-Backed and Asset-Backed Securities Risk. Movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Market Timing Risk. Because the Fund does not consider underlying funds’ policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.

Small- and Mid-Cap Stock Risk. Small- and mid-cap company stocks in which the Fund or the underlying funds may invest tend to be more volatile and less liquid than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

Commodity Risk. Some of the exchange-traded products, funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation.

In August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Derivative Risk. With respect to the equity investments of the Fund, underlying funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund’s performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an underlying fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

With respect to the fixed income portion of the Fund, underlying funds in which the Fund invests may use derivatives to seek to manage the risks described below. With regard to the Fund’s investments in Treasury futures, the Fund may seek to manage interest rate and inflation risks.
Interest rate risk. This is the risk that the market value of bonds owned by the Fund will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Fund. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the Fund may have to reinvest the proceeds in bonds with lower interest rates, which can reduce the Fund’s returns.

Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Fund may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. Is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.
Non-Diversification Risk. The Fund is non-diversified and may invest a greater portion of its assets in the securities of a single issuer, or a smaller group of issuers, than a diversified fund. As a result, the Fund may be more sensitive to economic, business, political or other changes affecting the prices of such issuers’ securities.

Industry or Sector Focus Risk. To the extent that underlying funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.

Style Risk. The particular style or styles used primarily by the advisers of underlying funds in which the Fund invests may not produce the best results and may increase the volatility of the Fund’s share price.

Volatility Risk. The value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.
Performance
The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
SMI Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – SMI DYNAMIC ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SMI Dynamic Allocation Fund (the “SMI Dynamic Allocation Fund”) seeks total return. Total return is composed of both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a dynamic asset allocation investment strategy to achieve its investment objective. This is done by investing in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash. Markets experience times of inflation, deflation, economic growth and recession. The Fund’s adviser, SMI Advisory Services, LLC (the “Adviser”) believes great value can be added by adjusting portfolio exposure between the six asset classes as changes in market environments are identified. Generally, the Adviser will invest in each of the three “best” asset classes as determined by the Adviser. The factors considered in determining which asset classes are best at a particular point in time include, but are not limited to each class’s total returns for the most recent one, three, six, and twelve months, changes in those returns, asset flows, and historical volatility. The Adviser periodically rebalances the Fund’s asset allocation in response to market conditions as well as to balance the Fund’s exposure to the chosen asset classes. The Fund’s investment strategy involves active trading, which may result in a high portfolio turnover rate. The Fund obtains its exposure to the particular asset classes by investing in the instruments below:

U.S. Equities – Equity securities in which the Fund may invest include open-end mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that invest primarily in the equity securities of companies located in the United States. The underlying funds may invest in companies of any market capitalization. The Fund may also invest directly in such companies. The Fund may also utilize derivatives, such as investing in futures contracts.

International Equities – International equity securities in which the Fund may invest include open-end mutual funds and ETFs that invest primarily in the equity securities of companies located outside of the United States, including issuers located in emerging market countries. The underlying funds may invest in companies of any market capitalization. The Fund may also invest directly in such companies. The Fund may also utilize derivatives, such as investing in futures contracts.

Fixed Income Securities – Fixed Income Securities in which the Fund may invest include open-end mutual funds and ETFs that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). The underlying funds may invest in fixed income securities denominated in foreign currencies. The underlying funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements. The Fund may also invest in fixed income securities directly. The Fund may utilize Scout Investments, Inc. through its REAMs Asset Management division (“Subadviser”) when direct investment in fixed income securities are among the chosen assets.

To the extent the Fund utilizes the Subadviser to manage the fixed income allocation of the Fund’s overall assets, the Subadviser attempts to maximize total return over a long-term horizon through opportunistic investing in a diversified portfolio of fixed income securities of any duration, such as short-term fixed income securities, U.S. government securities, corporate debt securities, mortgage-backed and other asset-backed securities, repurchase agreements, obligations of foreign governments or their subdivisions, agencies and instrumentalities, credit default swaps and credit default swap index products. The Subadviser’s fixed income selection process combines top-down interest rate management with bottom-up bond selection using internal research and scenario analysis, focusing on issues the Subadviser believes are undervalued. The Subadviser first establishes the fixed income portfolio’s duration, typically between two and seven years, based on market conditions then screens issues and identifies which bonds the Subadviser believes will perform the best under the most likely scenario, considering factors such as sector exposures, the Subadviser’s outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The Subadviser selects fixed income securities for the Fund’s portfolio based primarily on valuation. The Subadviser constantly monitors the expected returns of the securities in the Fund versus those available in the market that the Subadviser is considering for purchase. The Subadviser will replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. The Fund may buy or sell credit default swap (CDX) contracts. The Fund also may enter into CDX agreements as a buyer or seller, which may include both single name CDX agreements and CDX index products. When the Fund writes CDX contracts, it will segregate cash or liquid securities in an amount equal to the notional value of such contracts. The Fund may enter into single name CDX agreements to gain exposure to a particular company when it is more economically attractive to do so rather than purchasing traditional bonds. CDX index products and options thereon allow the Fund to gain broad market exposure but with less company-specific risk than single name CDX agreements. The Sub-Adviser may utilize Treasury futures, which are derivative instruments that are based on U.S. Treasury bonds and notes and that allow investors to protect themselves against volatility in interest rates.

Real Estate – Real estate securities in which the Fund may invest include open-end mutual funds and ETFs that invest primarily in real estate securities. The Fund may also invest in real estate investment trusts (“REITs”).

Precious Metals – The Fund may invest in ETFs or other investment companies that invest primarily in precious metals. The Fund may also invest in ETFs or other investment companies that invest in mining and other precious metal related companies. The Fund may also invest in Publicly Traded Partnerships (PTPs) that invest in precious metals. PTPs are traded on stock exchanges or markets such as the New York Stock Exchange and NASDAQ. They are generally treated as “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders.

Cash (and cash equivalents) – The Fund will utilize Scout Investments, Inc. through its Reams Asset Management division (“Subadviser”) when direct investment in cash and cash equivalents are among the chosen assets. The Fund may hold short-term cash instruments including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds.

The Fund indirectly will bear its proportionate share of all management fees and other expenses of the underlying funds in which it invests. Therefore, the Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Fund’s assets among the various underlying funds in which the Fund invests.

For purposes of the Investment Company Act of 1940, the Fund will be considered non-diversified, which mean that its portfolio may be comprised of a smaller number of securities than a diversified mutual fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund. Insofar as the Fund invests in ETFs and other investment companies, such ETFs and other investment companies may be directly subject to the risks described in this section of the prospectus.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of a security’s worth is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Securities Risks. When the Fund invests in another mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fixed Income Securities Risk. To the extent the Fund invests directly or in other investment companies or ETFs that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.
Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.
High-Yield Securities (“Junk Bond”) Risk. To the extent ETFs or other investment companies in which the Fund invests invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund or an underlying fund may lose its entire investment, which will affect the Fund’s return.

Portfolio Turnover Risk. The Fund’s investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.

Foreign Securities Risk. The Fund may invest directly or through underlying funds in foreign securities, which are subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. These risks may be heightened in connection with investments in emerging or developing countries.

Real Estate Risk. The Fund may invest directly or through underlying funds in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Credit Default Swaps Product Risk. The Fund or the underlying funds may invest in credit default swaps and related instruments, such as credit default swap index products. Credit default swaps and related instruments may involve greater risks than if the Fund or underlying funds invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Mortgage-Backed and Asset-Backed Securities Risk. Movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Market Timing Risk. Because the Fund does not consider underlying funds’ policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.

Small- and Mid-Cap Stock Risk. Small- and mid-cap company stocks in which the Fund or the underlying funds may invest tend to be more volatile and less liquid than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

Commodity Risk. Some of the exchange-traded products, funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation.

In August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Derivative Risk. With respect to the equity investments of the Fund, underlying funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund’s performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an underlying fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

With respect to the fixed income portion of the Fund, underlying funds in which the Fund invests may use derivatives to seek to manage the risks described below. With regard to the Fund’s investments in Treasury futures, the Fund may seek to manage interest rate and inflation risks.
Interest rate risk. This is the risk that the market value of bonds owned by the Fund will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Fund. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the Fund may have to reinvest the proceeds in bonds with lower interest rates, which can reduce the Fund’s returns.

Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Fund may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. Is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.
Non-Diversification Risk. The Fund is non-diversified and may invest a greater portion of its assets in the securities of a single issuer, or a smaller group of issuers, than a diversified fund. As a result, the Fund may be more sensitive to economic, business, political or other changes affecting the prices of such issuers’ securities.

Industry or Sector Focus Risk. To the extent that underlying funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.

Style Risk. The particular style or styles used primarily by the advisers of underlying funds in which the Fund invests may not produce the best results and may increase the volatility of the Fund’s share price.

Volatility Risk. The value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and may invest a greater portion of its assets in the securities of a single issuer, or a smaller group of issuers, than a diversified fund. As a result, the Fund may be more sensitive to economic, business, political or other changes affecting the prices of such issuers’ securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.
SMI Dynamic Allocation Fund | SMI Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Fee for Redemptions Paid by Wire	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	616

[1]	Estimated for first year of operations.
[2]	The Adviser contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 1.45% of the Fund's average daily net assets through February 28, 2014. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013